SCHEDULE OF ACQUIRED INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Less: accumulated amortization	$ 176,599
Intangible assets, net	$ 11,192,378	687,500
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Customer lists		687,500
Less: accumulated amortization
Intangible assets, net		$ 687,500